Combined Statements of Changes in Parent Company Net Investment - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	$ 614,732	$ 558,767	$ 631,197	$ 563,696	$ 563,696	$ 551,747	$ 566,814
Cumulative effect adjustment of adoption of revenue recognition accounting standard							Accounting Standards Update 2014-09
Net (loss) income	462	3,224	(3,816)	3,912	(7,158)	(2,512)	$ (13,692)
Change in cumulative translation adjustment	5,407	8,959	(13,912)	(3,035)	42,414	(7,890)	(23,754)
Stock-based compensation	4,274	3,237	9,023	5,916	21,053	8,662	1,796
Net transfers from Parent	8,400	3,065	10,783	6,763	11,192	12,789	20,583
Balance at end of period	633,275	577,252	633,275	577,252	631,197	563,696	551,747
Cumulative effect adjustment of adoption of revenue recognition accounting standard
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period						900
Balance at end of period							900
Parent Company Net Investment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	585,060	564,184	582,206	557,119	557,119	537,280	528,593
Net (loss) income	462	3,224	(3,816)	3,912	(7,158)	(2,512)	(13,692)
Stock-based compensation	4,274	3,237	9,023	5,916	21,053	8,662	1,796
Net transfers from Parent	8,400	3,065	10,783	6,763	11,192	12,789	20,583
Balance at end of period	598,196	573,710	598,196	573,710	582,206	557,119	537,280
Parent Company Net Investment | Cumulative effect adjustment of adoption of revenue recognition accounting standard
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period						900
Balance at end of period							900
Accumulated Other Comprehensive Income
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	29,672	(5,417)	48,991	6,577	6,577	14,467	38,221
Change in cumulative translation adjustment	5,407	8,959	(13,912)	(3,035)	42,414	(7,890)	(23,754)
Balance at end of period	$ 35,079	$ 3,542	$ 35,079	$ 3,542	$ 48,991	$ 6,577	$ 14,467